Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total accounts receivable, net	$ 55,660	$ 45,179
0 to 90 days
Financing Receivable, Past Due [Line Items]
Total accounts receivable, net	47,633	40,019
91 to 180 days
Financing Receivable, Past Due [Line Items]
Total accounts receivable, net	6,925	3,423
181 days +
Financing Receivable, Past Due [Line Items]
Total accounts receivable, net	$ 1,102	$ 1,737